Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger Health Sciences Fund
Alger Mid Cap Focus Fund
Alger Small Cap Focus Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 12, 2024 to each Fund’s applicable
Summary Prospectus and Prospectus
each dated March 1, 2024, as amended and supplemented to date
Effective immediately, the following changes are made to the applicable Summary Prospectus and Prospectus of each Fund:
The section of the Alger Health Sciences Fund’s Class A and C Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Summary Sections—Alger Health Sciences Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A‑1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%

Annual Fund Operating Expenses**
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees	.55%	.55%
Distribution and/or Service (12b‑1) Fees	.25%	1.00%
Other Expenses	.46%	.60%

Total Annual Fund Operating Expenses	1.26%	2.15%

*	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**	Annual Fund Operating Expenses have been restated to reflect current fees.
The section of the Alger Health Sciences Fund’s Class A and C Summary Prospectus entitled “Example” and the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Summary Sections—Health Sciences—Example” is deleted in its entirety and replaced with the following:
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$647	$904	$1,180	$1,968
Class C	$318	$673	$1,154	$2,483
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$673	$1,154	$2,483
The section of the Alger Mid Cap Focus Fund’s Class I Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Mid Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Mid Cap Focus Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees
(fees paid directly from your investment)
Class I
None

Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees**	.69%
Distribution and/or Service (12b‑1) Fees	.25%
Other Expenses	.38%

Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement***	(.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%

*	Annual Fund Operating Expenses have been restated to reflect current fees.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.

***
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to .58% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.

The section of the Alger Mid Cap Focus Fund’s Class I Summary Prospectus entitled “Example” and the section of the Alger Mid Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Mid Cap Focus Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$129	$410	$715	$1,583
The section of the Alger Small Cap Focus Fund’s Class I Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Small Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Small Cap Focus Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees	.75%
Distribution and/or Service (12b‑1) Fees	.25%
Other Expenses	.37%

Total Annual Fund Operating Expenses	1.37%

*	Annual Fund Operating Expenses have been restated to reflect current fees.
The section of the Alger Small Cap Focus Fund’s Class I Summary Prospectus entitled “Example” and the section of the Alger Small Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Small Cap Focus Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$139	$434	$750	$1,646

Alger Health Sciences Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger Health Sciences Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 12, 2024 to each Fund’s applicable
Summary Prospectus and Prospectus
each dated March 1, 2024, as amended and supplemented to date
Effective immediately, the following changes are made to the applicable Summary Prospectus and Prospectus of each Fund:
The section of the Alger Health Sciences Fund’s Class A and C Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Summary Sections—Alger Health Sciences Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A‑1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%

Annual Fund Operating Expenses**
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Advisory Fees	.55%	.55%
Distribution and/or Service (12b‑1) Fees	.25%	1.00%
Other Expenses	.46%	.60%

Total Annual Fund Operating Expenses	1.26%	2.15%

*	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
**	Annual Fund Operating Expenses have been restated to reflect current fees.
The section of the Alger Health Sciences Fund’s Class A and C Summary Prospectus entitled “Example” and the section of the Alger Health Sciences Fund’s Class A and C Prospectus entitled “Summary Sections—Health Sciences—Example” is deleted in its entirety and replaced with the following:
Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$647	$904	$1,180	$1,968
Class C	$318	$673	$1,154	$2,483
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$673	$1,154	$2,483

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing and Redeeming Fund Shares” on page 59 and in Appendix A – Waivers and Discounts Available from Intermediaries on page A‑1 in the Fund’s Prospectus, and in the sections “Right of Accumulation (Class A Shares)” and “Letter of Intent (Class A)” on page 37 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses**(expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Alger Health Sciences Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Advisory Fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	$ 647
3 Years	rr_ExpenseExampleYear03	904
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	$ 1,968
Alger Health Sciences Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Advisory Fees	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[2]
1 Year	rr_ExpenseExampleYear01	$ 318
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	2,483
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,483
Alger Mid Cap Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger Mid Cap Focus Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 12, 2024 to each Fund’s applicable
Summary Prospectus and Prospectus
each dated March 1, 2024, as amended and supplemented to date
Effective immediately, the following changes are made to the applicable Summary Prospectus and Prospectus of each Fund:
The section of the Alger Mid Cap Focus Fund’s Class I Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Mid Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Mid Cap Focus Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees
(fees paid directly from your investment)
Class I
None

Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees**	.69%
Distribution and/or Service (12b‑1) Fees	.25%
Other Expenses	.38%

Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement***	(.05)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27%

*	Annual Fund Operating Expenses have been restated to reflect current fees.
**
The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.

***
The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to .58% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.

The section of the Alger Mid Cap Focus Fund’s Class I Summary Prospectus entitled “Example” and the section of the Alger Mid Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Mid Cap Focus Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$129	$410	$715	$1,583

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses*(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example also assumes that the contractual fee waiver and/or expense reimbursement is only in effect through October 31, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Alger Mid Cap Focus Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.69%	[2],[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	$ 129
3 Years	rr_ExpenseExampleYear03	410
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	$ 1,583
Alger Small Cap Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE ALGER FUNDS
Alger Small Cap Focus Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 12, 2024 to each Fund’s applicable
Summary Prospectus and Prospectus
each dated March 1, 2024, as amended and supplemented to date
Effective immediately, the following changes are made to the applicable Summary Prospectus and Prospectus of each Fund:
The section of the Alger Small Cap Focus Fund’s Class I Summary Prospectus entitled “Fund Fees and Expenses” and the section of the Alger Small Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Small Cap Focus Fund—Fund Fees and Expenses” is deleted in its entirety and replaced with the following:
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees
(fees paid directly from your investment)
Class I
None
Annual Fund Operating Expenses*
(expenses that you pay each year as a percentage of the value of your investment)
Class I
Advisory Fees	.75%
Distribution and/or Service (12b‑1) Fees	.25%
Other Expenses	.37%

Total Annual Fund Operating Expenses	1.37%

*	Annual Fund Operating Expenses have been restated to reflect current fees.
The section of the Alger Small Cap Focus Fund’s Class I Summary Prospectus entitled “Example” and the section of the Alger Small Cap Focus Fund’s Class I Prospectus entitled “Summary Sections—Alger Small Cap Focus Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$139	$434	$750	$1,646

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses*(expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Alger Small Cap Focus Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Advisory Fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
1 Year	rr_ExpenseExampleYear01	$ 139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	$ 1,646

[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.
[2]	Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $250 million is .70%, and for assets in excess of $250 million is .50%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2023 was .65%.
[4]	The Manager has contractually agreed to waive and/or reimburse Fund expenses (excluding custody fees, acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through October 31, 2025 to the extent necessary to limit other expenses and any other applicable share class-specific expenses of the Class I Shares of the Fund to .58% of the class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Manager if such repayment does not cause the Fund’s expense ratio after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed.